Supplemental Balance Sheet Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Mar. 29, 2026		Dec. 28, 2025		Dec. 29, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits		$ 14,746		$ 7,202		$ 6,619
Income taxes payable		278		278
Professional fees		70		70		8,028
Accrued legal settlements		9,500		9,500		7,700
Accrued rebates and credits		6,269		7,564		7,641
Deferred financing fees		4,868		4,868		4,674
Investor financing deposit with related party		5,392		2,000	[1]		[1]
Accrued interest	[2]			6,301		4,523
Other		24,790		19,194	[3]	16,896	[3]
Total accrued expenses and other current liabilities		$ 70,006	[4]	$ 56,977	[4],[5]	$ 56,081	[5]

[1]	The Company received a deposit of $2.0 million from the Rodgers Massey Revocable Living Trust (“Rodgers Revocable Trust”), a related party, in fiscal 2025. In January 2026, these proceeds along with an additional $1.3 million received in January 2026 was converted to a 12.0% convertible promissory note. Refer to Note 20 – Subsequent Events – 12.0% Convertible Promissory Note for further details.
[2]	Includes accrued interest due to related parties of $2.6 million and $2.5 million as of December 28, 2025 and December 29, 2024, respectively.
[3]	No individual items exceed 5% of total current liabilities.
[4]

Includes accrued interest due to related parties of $2.2 million and $2.6 million as of March 29, 2026, and December 28, 2025, respectively.

Includes investor financing deposit with related party of $5.4 million and $2.0 million as of March 29, 2026, and December 28, 2025, respectively.

[5]	Includes accrued interest due to related parties of $2.6 million and $2.5 million as of December 28, 2025 and December 29, 2024, respectively, and includes investor financing deposit with related party of $2.0 million as of December 28, 2025.